Advances from the Federal Home Loan Bank (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Advances from the Federal Home Loan Bank [Line Items]
Weighted-average interest rate percentage	4.50%
Maximum borrowings	$ 41,349	$ 85,977
Line of credit	2,000
Residential Mortgage [Member]
Advances from the Federal Home Loan Bank [Line Items]
Mortgage loan total amount	206,900	$ 200,500
Federal Home Loan Bank Borrowings [Member]
Advances from the Federal Home Loan Bank [Line Items]
Maximum borrowings	71,000
Federal Reserve Bank Discount Window [Member]
Advances from the Federal Home Loan Bank [Line Items]
Maximum borrowings	$ 9,400
Minimum [Member]
Advances from the Federal Home Loan Bank [Line Items]
Percentage of interest rates for advances	2.11%
Maximum [Member]
Advances from the Federal Home Loan Bank [Line Items]
Percentage of interest rates for advances	5.14%